                                  SEMI-ANNUAL
                                     REPORT
                                 April 30, 2000

                                     GRANUM
                                     VALUE
                                      FUND
                              Shareholder Services
                                 1-888-5-GRANUM
                                   (547-2686)

                                 GRANUM CAPITAL
                               MANAGEMENT, L.L.C.
                               Investment Adviser

GRANUM VALUE FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
JUNE 14, 2000

Dear Shareholder:

    For the first six months of fiscal 2000, ending April 30, 2000, the total return of Granum Value Fund was 10.52% versus 7.19% for the S&P 500*. Our top 5 positions as of April 30, 2000 were Intel Corp., Bank of New York, Computer Associates, Reynolds and Reynolds, and Federal National Mortgage.

    During the period our performance has been positively impacted by our value discipline. Recently, we have witnessed the beginnings of an investor sentiment shift away from momentum and towards fundamental analysis-price/earnings ratio, return on equity, return on assets, and price/book value. In short, the market appears to be returning to our fundamental investment approach.

    Our top 30 positions, comprising more than 85% of the net assets of the Fund, trade at approximately 16 times estimated 2001 earnings, while the S&P 500 trades at 24 times estimated earnings. This discount of 33% represents a compelling opportunity for shareholders in our view.

    Granum Value Fund will continue to seek investments in good to great companies with great to good managements having superior financial characteristics, specifically, return on equity and return on assets, and hence, the ability to grow their earnings at a rate greater than the market over an extended period of time, yet selling at discounts to the market. In the past, this investment approach has enabled us to generate superior returns.

    We are grateful for the trust you have placed in us.

/s/ WALTER F. HARRISON, III                      /s/ LEWIS M. EISENBERG
Walter F. Harrison, III                          Lewis M. Eisenberg
Co-Chairman                                      Co-Chairman

*This data reflects past performance of the Fund, after expenses and assuming reinvestment of all dividends and other distributions. The principal value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $96,676,400)..................  $118,385,446
  Short-term investments of collateral received for
    securities loaned.......................................     8,404,900
  Receivable for investments sold...........................       287,080
  Dividends receivable......................................       143,819
  Organizational expenses, net of accumulated
    amortization............................................        45,178
  Interest receivable.......................................         8,667
  Prepaid assets............................................        21,999
  Other assets..............................................         9,641
                                                              ------------
         Total assets.......................................   127,306,730
                                                              ------------
LIABILITIES:
  Collateral for securities loaned..........................     8,404,900
  Payable to custodian......................................       529,179
  Payable for securities purchased..........................        82,500
  Payable to Investment Adviser.............................       196,768
  Distribution fees payable.................................        49,092
  Shareholder service fees payable..........................        24,596
  Accrued expenses and other liabilities....................        59,983
                                                              ------------
         Total liabilities..................................     9,347,018
                                                              ------------
NET ASSETS..................................................  $117,959,712
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock.............................................  $ 97,477,495
  Accumulated undistributed net investment loss.............      (375,969)
  Accumulated net realized loss on investments and option
    contracts expired or closed.............................      (850,860)
  Net unrealized appreciation on investments................    21,709,046
                                                              ------------
         Total Net Assets...................................  $117,959,712
                                                              ============
  Shares of beneficial interest outstanding (unlimited
    number of shares of beneficial interest authorized,
    $.001 par value)........................................     4,243,068
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................        $27.80
                                                              ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income (net of foreign taxes withheld of
    $1,107).................................................  $ 1,129,953
  Interest income...........................................       49,276
  Securities lending income.................................        8,050
                                                              -----------
    Total investment income.................................    1,187,279
                                                              -----------
EXPENSES:
  Investment advisory fee...................................      680,878
  Distribution fees.........................................      304,141
  Shareholder servicing fees................................      152,070
  Administration fees.......................................       41,309
  Professional fees.........................................       35,833
  Transfer agent fees and expenses..........................       26,236
  Trustees' fees and expenses...............................       22,729
  Fund accounting fees......................................       16,514
  Reports to shareholders...................................        9,100
  Custody fees..............................................       13,832
  Federal and state registration............................       13,769
  Amortization of organizational expenses...................       11,264
  Insurance expense.........................................       10,192
  Other.....................................................        3,542
                                                              -----------
    Total expenses..........................................    1,341,409
                                                              -----------
NET INVESTMENT LOSS.........................................     (154,130)
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments.............................................    2,708,937
    Option contracts expired or closed......................     (613,258)
  Change in unrealized appreciation on investments..........   10,327,490
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............   12,423,169
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $12,269,039
                                                              ===========

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              APRIL 30, 2000   OCTOBER 31, 1999
                                                              --------------   ----------------
                                                               (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................   $   (154,130)     $    795,783
  Net realized gain (loss) on investments and option
    contracts expired or closed.............................      2,095,679        (3,311,316)
  Change in unrealized appreciation on investments..........     10,327,490        20,349,865
                                                               ------------      ------------
    Net increase in net assets resulting from operations....     12,269,039        17,834,332
                                                               ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................       (654,795)         (408,522)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................      2,716,693         7,819,670
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................        649,489           405,596
  Cost of shares redeemed...................................    (18,724,894)      (22,602,804)
                                                               ------------      ------------
    Net decrease in net assets from capital share
      transactions..........................................    (15,358,712)      (14,377,538)
                                                               ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (3,744,468)        3,048,272
                                                               ------------      ------------
NET ASSETS:
  Beginning of period.......................................    121,704,180       118,655,908
                                                               ------------      ------------
  End of period*............................................   $117,959,712      $121,704,180
                                                               ============      ============
  * Including undistributed net investment income (loss)
    of......................................................   $   (375,969)     $    432,956

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS                                               MAY 1, 1997(1)
                                                   ENDED            YEAR ENDED          YEAR ENDED           THROUGH
                                               APRIL 30, 2000    OCTOBER 31, 1999    OCTOBER 31, 1998    OCTOBER 31, 1997
                                               --------------    ----------------    ----------------    ----------------
                                                (UNAUDITED)
Per share data:(4)
Net asset value, beginning of period.......       $  25.29           $  21.93            $  23.39            $ 20.00
                                                  --------           --------            --------            -------
Income from Investment Operations:
Net investment income (loss)...............          (0.04)              0.16                0.03              (0.03)
Net realized and unrealized gain (loss) on
  investments..............................           2.69               3.28               (1.49)              3.42
                                                  --------           --------            --------            -------
Total from investment operations...........           2.65               3.44               (1.46)              3.39
                                                  --------           --------            --------            -------
Less distributions:
Dividends from net investment income.......          (0.14)             (0.08)                 --                 --
                                                  --------           --------            --------            -------
Net asset value, end of period.............       $  27.80           $  25.29            $  21.93            $ 23.39
                                                  ========           ========            ========            =======
Total return...............................          10.52%(2)          15.69%              (6.24)%            16.95%(2)
Supplemental data and ratios:
Net assets, end of period (000's)..........       $117,960           $121,704            $118,656            $76,263
Ratio of net expenses to average net assets
  Before expense reimbursement.............           2.21% (3)          1.59%               1.88%              3.03%(3)
  After expense reimbursement..............           2.21% (3)          1.59%               1.88%              2.77%(3)
Ratio of net investment income to average
  net assets
  Before expense reimbursement.............          (0.25)%(3)          0.64%               0.17%             (0.78)%(3)
  After expense reimbursement..............          (0.25)%(3)          0.64%               0.17%             (0.52)%(3)
Portfolio turnover rate....................          15.00%             18.18%               3.45%              3.12%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a Share of Capital Stock of the Fund outstanding for the entire period.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             COMMON STOCKS 98.5%
             ------------------------
             BANKS AND SAVINGS &
             LOANS 17.2%
   363,800   The Bank of New York
               Company, Inc.            $ 14,938,538
    73,200   Dime Bancorp, Inc.            1,372,500
    12,600   Firstar Corporation             313,425
    17,196   Hudson United Bancorp           387,985
    81,000   North Fork
               Bancorporation, Inc.        1,311,188
   140,585   Ocwen Financial
               Corporation*                1,019,241
    51,800   PFF Bancorp, Inc.               728,438
    11,925   Queens County Bancorp,
               Inc.                          242,227
                                        ------------
                                          20,313,542
                                        ------------

             BUILDING & HOUSING 3.6%
    83,900   Del Webb Corporation          1,253,256
   102,800   Forest City Enterprises,
               Inc. -- Class A             2,994,050
                                        ------------
                                           4,247,306
                                        ------------

             BUSINESS SERVICES 7.3%
    26,000   Comdisco, Inc.                  807,625
    19,500   Convergys Corporation*          858,000
   292,300   Reynolds & Reynolds
               Company -- Class A          6,942,125
                                        ------------
                                           8,607,750
                                        ------------
             COMPUTER HARDWARE &
             SERVICES 0.7%
    15,900   Seagate Technology, Inc.*       807,919
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             DEFENSE 0.6%
     9,400   Alliant Techsystems,
               Inc.*                    $    654,475
                                        ------------

             ENERGY SERVICES 2.0%
    75,000   Citizens Utilities
               Company -- Class B*         1,204,687
    71,600   Petroleum Geo-Services*       1,163,500
                                        ------------
                                           2,368,187
                                        ------------

             ENTERTAINMENT &
             LEISURE 7.3%
    27,000   Brunswick Corporation           518,062
   150,000   Casino Data Systems*            721,875
    83,200   Hollywood.com, Inc.*          1,164,800
    78,175   Lakes Gaming, Inc.*             640,058
   414,000   Park Place Entertainment
               Corporation*                5,304,375
    27,200   WMS Industries Inc.*            238,000
                                        ------------
                                           8,587,170
                                        ------------

             FINANCIAL SERVICES 11.8%
    80,000   Ag Services of America,
               Inc.*                       1,690,000
    51,300   The CIT Group,
               Inc. -- Class A               868,894
   140,000   DVI, Inc.*                    1,942,500
   103,700   Fannie Mae                    6,254,406
    56,000   Radian Group, Inc.            2,852,500
    67,100   Resource Bancshares
               Mortgage Group, Inc.          335,500
                                        ------------
                                          13,943,800
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             HEALTH CARE 1.2%
    51,500   Columbia/HCA Healthcare
               Corporation              $  1,464,531
                                        ------------

             HOTEL REITS 2.8%
    93,900   Equity Inns Inc.                622,087
   217,100   RFS Hotel Investors, Inc.     2,632,338
                                        ------------
                                           3,254,425
                                        ------------

             INSTRUMENTS & RELATED
             PRODUCTS 2.4%
    82,000   Mettler-Toledo
               International, Inc.*        2,829,000
                                        ------------

             INSURANCE 5.4%
   110,500   CNA Financial
               Corporation*                3,397,875
   101,200   Everest Reinsurance
               Holdings                    2,960,100
                                        ------------
                                           6,357,975
                                        ------------

             MORTGAGE REITS 3.5%
    83,200   Annaly Mortgage
               Management, Inc.              717,600
   110,000   Anthracite Capital, Inc.        783,750
   181,300   Redwood Trust, Inc.           2,662,844
                                        ------------
                                           4,164,194
                                        ------------
             PHARMACEUTICALS 1.8%
    48,800   Teva Pharmaceutical
               Industries Ltd.             2,147,200
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             PRINTING & PUBLISHING
             1.0%
    97,700   Hollinger International
               Inc.                     $  1,233,462
                                        ------------

             PRIVATE PLACEMENTS 1.3%
    28,850   American Technology
               Convertible Preferred
               (Acquired 12/22/98;
               Cost $288,500)(a)(b)*         418,325
   151,500   Intertainer Inc. Series C
               Convertible Preferred
               (Acquired 2/12/99; Cost
               $833,250)(a)(b)*            1,125,645
                                        ------------
                                           1,543,970
                                        ------------

             RESTAURANTS 0.7%
    71,000   Lone Star Steakhouse &
               Saloon, Inc.*                 838,688
                                        ------------

             RETAILING 0.5%
   147,000   Flooring America Inc.*          404,250
    62,500   The Good Guys*                  179,688
                                        ------------
                                             583,938
                                        ------------

             SEMICONDUCTORS &
             SEMICONDUCTOR CAPITAL
             EQUIPMENT 12.8%
   118,900   Intel Corporation            15,078,006
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             SHOPPING CENTER/MALL
             REITS 1.7%
   120,000   Capital Automotive REIT    $  1,672,500
    53,000   Crown American Realty
               Trust                         294,812
                                        ------------
                                           1,967,312
                                        ------------

             SOFTWARE 5.9%
   125,000   Computer Associates
               International, Inc.         6,976,562
                                        ------------

             SPECIALTY CHEMICALS 2.1%
    79,300   Gentek, Inc.                  1,065,594
    30,600   OM Group, Inc.                1,407,600
                                        ------------
                                           2,473,194
                                        ------------
             TELECOMMUNICATIONS 4.9%
    42,000   Globalstar
               Telecommunications
               Ltd.*                         493,500
    68,750   NTL Incorporated*             5,259,375
                                        ------------
                                           5,752,875
                                        ------------
             Total Common Stocks
             (Cost $94,528,513)          116,195,481
                                        ------------

             PRIVATE PLACEMENT
               WARRANTS 0.2%
             ---------------------
    28,850   American Technology
               Warrants, expires
               11/30/01, (Acquired
               12/22/98; Cost
               $0)(a)(b)                      73,270

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
     3,166   Big Entertainment, Inc.
               Warrants, expires
               5/17/04 (Acquired
               5/17/99; Cost $0)(a)(b)  $     11,038
    31,250   The Good Guys Warrants,
               expires 8/17/01
               (Acquired 8/17/99; Cost
               $0)(a)(b)                      18,128
    26,800   International Isotopes
               Warrants, expires
               5/28/02 (Acquired
               5/28/99; Cost $0)(a)(b)        30,048
    63,125   Intertainer Inc.
               Warrants, expires
               5/12/00 (Acquired
               2/12/99; Cost $0)(a)(b)        52,394
                                        ------------
             Total Warrants (Cost $0)        184,878
                                        ------------
  CONTRACTS
 (100 SHARES
PER CONTRACT)
-------------
                PUT OPTIONS
                PURCHASED 0.5%
                ------------------
         400    Nasdaq-100 Shares,
                  Expiration June 2000,
                  Exercise Price $87            190,000
         400    Nasdaq-100 Index,
                  Expiration June 2000,
                  Exercise Price $100           430,000
                                           ------------
                Total Put Options
                  Purchased (Cost
                  $762,800)                     620,000
                                           ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                      VALUE
----------                                 ------------
            VARIABLE RATE
            DEMAND NOTES 1.2%
            ---------------------
$  900,064  American Family Demand Note,
              5.76%                        $    900,064
   149,213  Sara Lee Corporation, 5.76%         149,213
   282,652  Warner Lambert Demand Note,
              5.76%                             282,652
    53,158  Wisconsin Corp. Central
              Credit Union Demand Note,
              5.83%                              53,158
                                           ------------
            Total Variable Rate Demand
              Notes (Cost $1,385,087)         1,385,087
                                           ------------
            Total Investments (Cost
              $96,676,400) 100.4%          $118,385,446
                                           ------------
            Other liabilities in excess
              of other assets (0.4%)           (425,734)
                                           ------------
            NET ASSETS 100%                $117,959,712
                                           ============

 *  Non-income producing security.

(a) Restricted Security.

(b) Board Valued Security.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

1. ORGANIZATION

Granum Value Fund (the "Fund") is a non-diversified series of Granum Series Trust (the "Trust"), an open-end management investment company. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange ("NYSE") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sales price, or, if no sales are reported, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. As of April 30, 2000, fair value securities represent 1.46% of the Fund's investments, at value. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

b) Restricted Securities - The Fund owns investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Board of Trustees after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. At April 30, 2000, the Fund held restricted securities with an aggregate market value of $1,728,848 representing 1.47% of the net assets of the Fund.

c) Organization Costs - Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

subsequently reimbursed by the Fund. The proceeds of any redemption of the 5,000 initial shares purchased by the Adviser will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

d) Written Option Accounting - The Fund may write put options on stock indices for hedging purposes. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last sales price reported on the day of valuation. If no sale is reported, the option contract written is valued at the bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated.

e) Purchased Option Accounting - The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the current bid price. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices.

f) Distribution to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

g) Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders.

h) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

i) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis. The Fund may utilize derivative instruments including written options, purchased options and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

3. SHARES OF BENEFICIAL INTEREST

Share transactions were as follows:

                         SIX MONTHS ENDED      YEAR ENDED
                          APRIL 30, 2000    OCTOBER 31, 1999
                         ----------------   ----------------
Shares sold                   103,117            325,475
Shares reinvested              25,135             17,208
Shares redeemed              (697,048)          (940,595)
                            ---------          ---------
Net decrease                 (568,796)          (597,912)
Shares outstanding:
  Beginning of period       4,811,864          5,409,776
                            ---------          ---------
  End of period             4,243,068          4,811,864
                            =========          =========

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended April 30, 2000 were as follows:

       PURCHASES                    SALES
------------------------   ------------------------
   U.S.                       U.S.
GOVERNMENT      OTHER      GOVERNMENT      OTHER
----------      -----      ----------      -----
    $0       $18,053,072       $0       $32,231,422

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
GRANUM VALUE FUND

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

At April 30, 2000, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

Appreciation                   $ 31,763,282
(Depreciation)                  (10,295,146)
                               ------------
Net unrealized appreciation
  on investments               $ 21,468,136
                               ============

At April 30, 2000, the cost of investments for federal income tax purposes was $96,917,310. The Fund had a capital loss carryover of $3,292,997 which expires in varying amounts in 2006 and 2007.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser - The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement. Under the terms of the agreement, the Adviser receives a fee, accrued daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fee"), which is adjusted monthly (the "Monthly Performance Adjustment") depending on the extent to which the investment performance of the Fund, after expenses, exceeds or was exceeded by the percentage change in the investment performance of the S&P 500 Index. The Monthly Performance Adjustment may increase or decrease the total advisory fee payable to the Adviser (the "Total Advisory Fee") by up to 0.75% per year of the value of the Fund's average daily net assets. During the six months ended April 30, 2000, the Fund's Adviser earned investment advisory fees at an annual rate of 1.12% of average daily net assets after the Monthly Performance Adjustment.

Distribution Plan - Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the "Distribution Plan"). Under the Distribution Plan, the Fund compensates its Distributors, Mercer Allied Company ("Mercer") and Granum Securities, L.L.C. ("Granum Securities"), in consideration of the services they provide in connection with the sale of the Fund's shares to investors ("Distribution Services") and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund ("Shareholder Services"). Shareholder Services provided by the Distributors and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund's average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund's average net assets.

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                                       13

GRANUM VALUE FUND

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

The Fund incurred the following expenses for Distribution and Shareholder Services for the six months ended April 30, 2000:

                             DISTRIBUTION        SHAREHOLDER
                               SERVICES           SERVICES
                             ------------        -----------
Mercer                         $279,194           $139,597
Granum Securities                24,947             12,473

Other - Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank, N.A., a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund.

Firstar Bank, NA serves as custodian for the Fund.

6. PUT OPTION CONTRACTS WRITTEN

The premium amount and the transactions related to put option contracts written during the six months ended April 30, 2000, were as follows:

                                                                        NUMBER OF CONTRACTS
                                                    PREMIUM AMOUNT   (100 SHARES PER CONTRACT)
                                                    --------------   -------------------------
Options outstanding at October 31, 1999               $ 196,093                  50
Options written                                         327,788                 354
Options expired                                         (28,896)                (43)
Options closed                                         (494,985)               (361)
                                                      ---------                ----
Options outstanding at April 30, 2000                 $       0                   0
                                                      =========                ====

Expired and closed put option contracts written resulted in a capital gain of $240,961.

7. SECURITIES LOANED

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Fund to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of April 30, 2000, the Fund had on loan securities valued at $8,404,900 and collateral of $8,404,900.

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                                       14

GRANUM VALUE FUND

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This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of Granum Value Fund. Please call 1-888-5-GRANUM (547-2686) for a free prospectus. Read it carefully before you invest.

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